DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income tax [Abstract]
Schedule of Changes in Deferred Income Tax
Changes in deferred income tax are as follows:

	As of December 31,
	2025	2024

At the beginning of the year	1,105,691	1,542,565

Translation differences	124,790	(263,349)
Write-down of deferred tax assets	(427,835)	—
Recognition of previously unrecognized tax losses	—	25,438
Charges directly to other comprehensive income	(9,579)	57,867
Deferred tax credit (note 11)	221,834	(256,830)

At the end of the year	1,014,901	1,105,691

Changes in Deferred Tax Assets and Liabilities
The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Credits (Charges) directly to OCI	Write-down of deferred tax assets	Income statement credit (charge)	Total as of December 31, 2025

Property, pland and equipment	130,338	41,131	—	(217,205)	163,092	117,356
Inventories	(37,913)	3,333	—	(7,582)	9,311	(32,851)
Intangible assets	152,401	19,378	—	(10,240)	19,191	180,730
Provisions	267,268	25,880	—	(123,027)	(37,655)	132,466
Trade receivables	41,308	3,337	—	(5,818)	(7,107)	31,720
Tax losses (1)	314,060	27,855	—	(63,963)	43,999	321,951
Other (2)	238,229	3,876	(9,579)	—	31,003	263,529

At the end of the year	1,105,691	124,790	(9,579)	(427,835)	221,834	1,014,901
(1) As of December 31, 2025, the recognized deferred tax assets on tax losses amount to $322.0 million, mainly connected to Ternium Brasil Ltda. and Usinas Siderúrgicas de Minas Gerais S.A. Additionally, connected to Usinas Siderúrgicas de Minas Gerais S.A., there are $338.1 million of net unrecognized deferred tax assets stemming from temporary differences, and $379.1 million of unrecognized deferred tax assets related to tax losses, and $843.7 million of net unrecognized deferred tax assets connected to Ternium Brasil Ltda. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation, while losses incurred as from 2017 may be carried forward for a maximum of 17 years. Unrecognized tax losses of Ternium S.A. as of December 31, 2024, amounted to $2.2 billion and the estimated tax loss for the fiscal year 2025 amounted to $26.4 million, with approximately 90% of the referred tax losses generated before 2017. Unrecognized tax losses of Ternium Investments S.à r.l. as of December 31, 2024, amounted to $2.5 billion and the estimated tax result for fiscal year 2025 amounted to $23.4 million, with approximately 98% of the referred tax losses generated before 2017.
(2) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Credits (Charges) directly to OCI	Recognition of previously unrecognized tax losses	Income statement credit (charge)	Total as of December 31, 2024

Property, pland and equipment	323,538	(81,642)	—	—	(111,558)	130,338
Inventories	17,831	(15,440)	—	—	(40,304)	(37,913)
Intangible assets	134,328	(34,905)	—	—	52,978	152,401
Provisions	354,097	(48,805)	—	—	(38,024)	267,268
Trade receivables	42,674	(5,608)	—	—	4,242	41,308
Tax losses (3)	382,971	(65,362)	—	25,438	(28,987)	314,060
Other (4)	287,126	(11,587)	57,867	—	(95,177)	238,229

At the end of the year	1,542,565	(263,349)	57,867	25,438	(256,830)	1,105,691
(3) As of December 31, 2024, the recognized deferred tax assets on tax losses amount to $314.1 million, mainly connected to Ternium Brasil Ltda. and Usinas Siderúrgicas de Minas Gerais S.A. Additionally, connected to Usinas Siderúrgicas de Minas Gerais S.A., there are $8.0 million, of net unrecognized deferred tax assets stemming from temporary differences, and $287.6 million unrecognized deferred tax assets related to tax losses, and $688.4 million of net unrecognized deferred tax assets connected to Ternium Brasil Ltda. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation, while losses incurred as from 2017 may be carried forward for a maximum of 17 years. Unrecognized tax losses of Ternium S.A. as of December 31, 2023, amounted to $2.2 billion and the estimated tax loss for the fiscal year 2024 amounted to $26.7 million, with approximately 92% of the referred tax losses generated before 2017. Unrecognized tax losses of Ternium Investments S.à r.l. as of December 31, 2023, amounted to $2.6 billion and the estimated tax result for fiscal year 2024 amounted to $7.8 million, with approximately 98% of the referred tax losses generated before 2017.
(4) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.